Accounts Receivable	6 Months Ended
Jun. 30, 2024
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Accounts Receivable
11.	Accounts Receivable

(in thousands)	Note	June 30 2024	December 31 2023

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$8,703	$5,360

Trade receivables from sales of cobalt	6	-	3,975

Other accounts receivable		951	743

Total accounts receivable		$9,654	$10,078